Consolidated Statement of Stockholders' Investment (Deficit) (USD $) In Millions, unless otherwise specified	Successor	Successor Common Stock	Successor Additional Paid-in Capital	Successor Treasury Stock	Successor Retained Earnings	Successor Accumulated Other Comprehensive Income (Loss)	Predecessor	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Retained Earnings	Predecessor Accumulated Other Comprehensive Income (Loss)
Stockholders' Investment (Deficit) at Dec. 31, 2008								$ 0	$ 416.7	$ (612.1)	$ (24.4)
Increase (Decrease) in Stockholders' Equity
Net (loss) earnings							195.3			195.3
Other Comprehensive Income (Loss)
Currency translation adjustment							8.0				8.0
Pension liability adjustment, net of tax							4.8				4.8
Share-based compensation expense									0.1
Elimination of historical equity									(416.8)	416.8	11.6
Stockholders' Investment (Deficit) at Dec. 18, 2009								0	0	0	0
Other Comprehensive Income (Loss)
Issuance of 15,000,000 shares of common stock in connection with the emergence from Chapter 11		0.1	171.9
Stockholders' Investment (Deficit) at Dec. 20, 2009		0.1	171.9		0	0
Increase (Decrease) in Stockholders' Equity
Net (loss) earnings	(3.4)				(3.4)
Other Comprehensive Income (Loss)
Currency translation adjustment	0.7					0.7
Pension liability adjustment, net of tax	0.8					0.8
Stockholders' Investment (Deficit) at Dec. 31, 2009		0.1	171.9		(3.4)	1.5
Increase (Decrease) in Stockholders' Equity
Net (loss) earnings	(13.4)				(13.4)
Other Comprehensive Income (Loss)
Currency translation adjustment	1.6					1.6
Pension liability adjustment, net of tax	(2.3)					(2.3)
Share-based compensation expense			2.8
Stockholders' Investment (Deficit) at Dec. 31, 2010		0.1	174.7	0	(16.8)	0.8
Increase (Decrease) in Stockholders' Equity
Net (loss) earnings	(55.9)
Other Comprehensive Income (Loss)
Currency translation adjustment	(1.6)					(1.6)
Pension liability adjustment, net of tax	(20.0)					(20.0)
28,928 shares of common stock issued upon exercise of stock options			0.5
74,950 shares of treasury stock acquired				(3.1)
Share-based compensation expense			1.7
Stockholders' Investment (Deficit) at Dec. 31, 2011		$ 0.1	$ 176.9	$ (3.1)	$ (72.7)	$ (20.8)